Disposition of Point Cattle (Details) - Schedule of net loss from discontinued operations - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations
Turnover			$ 4,572,153
Operating expenses			(12,129,167)
Other income, net			680,951
Income tax expenses			(806,803)
Impairment of net assets		(3,734,498)
Net gain from discontinued operations		(100,185)
Net loss from discontinued operations		$ (3,834,683)	$ (7,682,866)